Equity Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Equity Instruments at Fair Value Through Profit or Loss
The following table shows the bank’s holdings of equity instruments at fair value through profit or loss as of December 31, 2021 and 2020:

Name	Holdings
	12/31/2021		12/31/2020
	Fair value level	Book amounts	Book amounts
Equity Instruments
Measured at fair value through profit or loss
- Local
Prisma Medios de Pago SA (1)	3	3,392,574	7,510,822
Mercado Abierto Electrónico SA	3	205,855	217,692
COELSA	3	37,595	29,450
Matba Rofex SA	3	31,398	32,063
Sedesa	3	15,316	17,634
AC Inversora SA	3	10,178	8,134
Provincanje SA	3	8,857	9,423
Mercado a Término Rosario SA	3	7,414	6,503
Sanatorio Las Lomas SA	3	694	1,048
San Juan Tennis Club SA	3	437	18
Other		690	26,251

Subtotal local		3,711,008	7,859,038

Name (contd.)	Holdings
	12/31/2021		12/31/2020
	Fair value level	Book amounts	Book amounts
- Foreign
Banco Latinoamericano de Comercio Exterior SA	1	12,457	14,684
Cedear McDonald	1	4,839
Cedear Berkshire Hathaway Inc	1	4,818
Cedear Pepsico	1	4,799
Cedear Microsoft	1	4,688
Cedear Alphabet Inc. CA	1	4,537
Cedear Nvidia Corp	1	3,411
Cedear Wells F&C	1	3,289
Cedear Bank of America Corp	1	3,259
Cedear Exxon Mob	1	3,233
Other		20,668	2,866

Subtotal foreign		69,998	17,550

Total measured at fair value through profit or loss		3,781,006	7,876,588

Total equity instruments		3,781,006	7,876,588

(1)
On January 21, 2019, the Bank, together with the other shareholders, accepted a purchase offer made by AI ZENITH (Netherlands) B.V. (a company related to Advent International Corporation) for the acquisition of 1,933,051 common shares of par value Ps.1 each and entitled to one vote, representing 4.6775 % of its share capital, equivalent to 51% of the Bank’s capital stock in such company.